Segment Reporting (Total Assets by Reportable Segment) (Details) - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 378.2	$ 623.4	$ 672.8	$ 273.8
Southwest
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	76.9	203.6	319.9	68.8
Rocky Mountains
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	247.6	233.5	208.0	124.9
Northeast/Mid-Con
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 53.7	$ 186.3	$ 144.9	$ 80.1